Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Realized and unrealized gains (losses) on non-designated derivative instruments (note 15)	$ 4,817	$ 467	$ (2,523)
Realized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Realized and unrealized gains (losses) on non-designated derivative instruments (note 15)	1,595	(1,878)	(1,720)
Unrealized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Realized and unrealized gains (losses) on non-designated derivative instruments (note 15)	3,222	2,345	(803)
Forward freight agreements | Realized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Realized and unrealized gains (losses) on non-designated derivative instruments (note 15)	1,484	(572)	(1,242)
Forward freight agreements | Unrealized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Realized and unrealized gains (losses) on non-designated derivative instruments (note 15)	4	(4)	86
Interest Rate Swap Agreements | Realized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Realized and unrealized gains (losses) on non-designated derivative instruments (note 15)	532	(1,275)	(857)
Interest Rate Swap Agreements | Unrealized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Realized and unrealized gains (losses) on non-designated derivative instruments (note 15)	3,160	2,407	(889)
Foreign currency forward contracts | Realized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Realized and unrealized gains (losses) on non-designated derivative instruments (note 15)	(421)	(31)	379
Foreign currency forward contracts | Unrealized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Realized and unrealized gains (losses) on non-designated derivative instruments (note 15)	$ 58	$ (58)	$ 0